OTHER LIABILITIES	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
OTHER LIABILITIES	OTHER LIABILITIES
    An analysis of other liabilities is as follows:

	At December 31,
	2021	2020
	(€ thousand)
Deferred income	256,206	270,826
Advances and security deposits	240,696	253,442
Accrued expenses	80,787	60,788
Payables to personnel	53,712	33,127
Social security payables	24,660	23,261
Other	70,714	46,018
Total other liabilities	726,775	687,462
    Deferred income primarily includes amounts received under maintenance and power warranty programs of €218,982 thousand at December 31, 2021 and €214,153 thousand at December 31, 2020, which are deferred and recognized as net revenues over the length of the maintenance program. Of the total liability related to maintenance and power warranty programs at December 31, 2021, the Group expects to recognize in net revenues approximately €53 million in 2022, €50 million in 2023, €38 million in 2024 and €78 million in periods subsequent to 2024. Deferred income also includes amounts collected under various other agreements, which are dependent upon the future performance of a service or other act of the Group.
Advances and security deposits primarily include advances received from clients for the purchase of Icona models and limited edition models. Upon shipment of the cars, the advances are recognized as revenue.
Changes in the Group’s contract liabilities for maintenance and power warranties, and advances from customers, were as follows:

	At January 1, 2021	Additional amounts arising during the period	Amounts recognized within revenue	Other changes	At December 31, 2021
	(€ thousand)
Maintenance and power warranty programs	214,153	77,713	(72,884)	—	218,982
Advances from customers	249,506	605,730	(618,739)	19	236,516
An analysis of other liabilities (excluding accrued expenses and deferred income) by due date is as follows:

	At December 31,
	2021				2020
	Due within one year	Due between one and five years	Due beyond five years	Total	Due within one year	Due between one and five years	Due beyond five years	Total
	(€ thousand)
Total other liabilities (excluding accrued expenses and deferred income)	377,176	7,553	5,053	389,782	315,026	35,251	5,571	355,848